Subsequent Events (Details) - shares	1 Months Ended		12 Months Ended
	Feb. 23, 2022	Jan. 31, 2022	Dec. 31, 2021
Subsequent Events (Details) [Line Items]
Subsequent warrants exercise, description			As disclosed in Note 13, in connection with the Company’s registered direct offering as consummated on September 30, 2021 and November 3, 2021, the Company agreed to sell to the investors warrants exercisable for an aggregate of 50,000,000 of its common shares, with warrant purchase price of $0.01 per warrant.
Warrants issued and outstanding			50,000,000
Warrants exercised			24,423,626
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Exercise additional warrants		21,886,536
Pending nasdaq compliance issue, description	the Company received a notification letter from Nasdaq Listing Qualifications advising the Company that based upon the closing bid price for the Company’s common shares for the past 30 consecutive business days, the Company no longer met the minimum $1.00 per share Nasdaq continued listing requirement set forth in Nasdaq Listing Rule 5550(a)(2). The notification also stated that the Company would be provided 180 calendar days, or until August 22, 2022, to regain compliance with the foregoing listing requirement. To do so, the bid price of the Company’s common stock must close at or above $1.00 per share for a minimum of 10 consecutive business days prior to that date. The Company is now putting efforts to regain compliance.